Cash and balances with central banks	12 Months Ended
Dec. 31, 2024
Cash and balances with central bank [abstract]
Cash and balances with central bank
2 Cash and balances with central banks

Cash and balances with central banks
in EUR million	2024	2023
Amounts held at central banks [1]	68,708	88,627
Cash and bank balances	1,645	1,587
	70,353	90,214
[1]    Amounts held at central banks include an amount of EUR -14 million (2023: EUR -5 million) of Loan loss provisions.
Amounts held at central banks reflect on-demand balances. The movement reflects ING’s active liquidity management.
Reference is made to Note 38 'Transfer of financial assets, assets pledged and received as collateral' for restrictions on amounts held at central banks.